S000067838 [Member] Investment Objectives and Goals - iShares ESG MSCI EM Leaders ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ESG MSCI EM LEADERS ETF Ticker: LDEMStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG MSCI EM Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization stocks of emerging market companies with high environmental, social, and governance performance relative to their sector peers as determined by the index provider.